Equity - Disclosure of hedging reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Oct. 26, 2020	Dec. 07, 2018	Apr. 20, 2018
Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	$ 230,400,000
Change recognized in OCI	9,600,000
Cap contracts
Disclosure of classes of share capital [line items]
Notional Value	200,000,000			$ 200,000,000
Change recognized in OCI	304,000
Long term charter parties Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	60,200,000				$ 86,800,000
Change recognized in OCI	3,200,000
Long term charter parties, Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	63,500,000		$ 70,100,000
Change recognized in OCI	2,800,000
USD 173.6 million facility - Cap Quebec and Cap Pembroke | Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value					$ 173,600,000
USD 173.6 million facility - Cap Quebec and Cap Pembroke | Long term charter parties Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	60,164,000
Fair Value - Assets	241,000
Change recognized in OCI	3,208,000
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value			$ 173,600,000
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Long term charter parties, Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	63,490,000
Fair Value - Assets	4,166,000
Change recognized in OCI	2,807,000
USD 713.0 million facility
Disclosure of classes of share capital [line items]
Notional Value	713,000,000.0	$ 713,000,000
USD 713.0 million facility | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	230,444,000
Fair Value - Assets	14,611,000
Change recognized in OCI	9,593,000
USD 73.45 million facility
Disclosure of classes of share capital [line items]
Notional Value	73,450,000
USD 73.45 million facility | Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value	73,450,000
Fair Value - Assets	3,297,000
Change recognized in OCI	$ 3,285,000